Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	USD
Non-compete agreements	5,886,401	-	-
Subtotal	5,886,401	-	-
Less: accumulated amortization	(5,886,401)	-	-
Intangible assets, net*	-	-	-